     As filed with the Securities and Exchange Commission on April 20, 2004


                                        Securities Act Registration No. 33-83548
                                       Investment Company Act File No. 811-08748
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 16

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 17

                 ---------------------------------------------------

                              WANGER ADVISORS TRUST
                                  (Registrant)

                       227 West Monroe Street, Suite 3000
                             Chicago, Illinois 60606

                         Telephone number: 312/634-9200

                 ---------------------------------------------------

Charles P. McQuaid                   David A. Rozenson                 Stacy H. Winick
Wanger Advisors Trust                Columbia Management Group, Inc.   Bell, Boyd & Lloyd PLLC
227 West Monroe Street, Suite 3000   One Financial Center              1615 L Street, N.W.
Chicago, Illinois  60606             Boston, Massachusetts  02111      Washington, D.C.  20036

                              (Agents for service)

                 ---------------------------------------------------

                 Amending Parts A, B and C, and filing exhibits

                 ---------------------------------------------------

             It is proposed that this filing will become effective:
               [_] immediately upon filing pursuant to rule 485(b)
               [X] on May 1, 2004 pursuant to rule 485(b)
               [_] 60 days after filing pursuant to rule 485(a)(1)
               [_] on ____________ pursuant to rule 485(a)(1)
               [_] 75 days after filing pursuant to rule 485(a)(2)
               [_] on ____________ pursuant to rule 485(a)(2)

                         WANGER U.S. SMALLER COMPANIES

                                  PROSPECTUS


                                  MAY 1, 2004


                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC-      May Lose Value
       Insured        No Bank Guarantee

                               TABLE OF CONTENTS


           THE TRUST............................................  3

           THE FUND.............................................  4

           OTHER INVESTMENT STRATEGIES AND RISKS................  7

           TRUST MANAGEMENT ORGANIZATIONS.......................  9

             The Trustees.......................................  9
             The Adviser: Columbia Wanger Asset Management, L.P.  9
             Portfolio Manager.................................. 10
             Legal Proceedings.................................. 10
             Mixed and Shared Funding........................... 11

           FINANCIAL HIGHLIGHTS................................. 12

           SHAREHOLDER INFORMATION.............................. 13

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger U.S. Smaller Companies, formerly named Wanger U.S. Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER U.S. SMALLER COMPANIES
--------------------------------------------------------------------------------
Wanger U.S. Smaller Companies seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------
The Fund invests primarily in the stocks of small- and medium-size U.S. companies. Wanger U.S. Smaller Companies generally invests in stocks of companies with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. Wanger U.S. Smaller Companies believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Wanger U.S. Smaller Companies typically looks for companies with:
..  A strong business franchise that offers growth potential.
..  Products and services that give the company a competitive advantage.
.. A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

Under normal circumstances, Wanger U.S. Smaller Companies invests at least 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less. Likewise, under normal market conditions, Wanger U.S. Smaller Companies invests at least 80% of its net assets (plus any borrowings for investment purposes) in domestic securities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
There are two basic risks for all mutual funds that invest in stocks:
management risk and market risk. These risks may cause you to lose money by investing in the Fund.


Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share-- fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Smaller Companies


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management group. Small-cap companies in particular are more likely than larger companies to fail or prove unable to grow. Their securities may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Sector Risk

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart that follows shows changes in the Fund's performance from year-to-year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to the Russell 2000 Index, the S&P MidCap 400 and the S&P 500 Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

Calendar-Year Total Returns

                           YEAR-BY-YEAR TOTAL RETURN

                                    [CHART]

 1996    1997    1998    1999    2000     2001     2002      2003
 ----    ----    ----    ----    ----     ----     ----      ----
46.59%  29.41%   8.68%  25.06%  -8.16%   11.39%   -16.81%   43.22%



Best quarter: 2nd quarter 2003, 20.46%


Worst quarter: 3rd quarter 2002, -19.23%



                                                           Since
                                          1 Year 5 Years inception+
                                          ------ ------- ----------
            Wanger U.S. Smaller Companies 43.22%  8.80%    16.10%
            Russell 2000*                 47.25%  7.13%    10.40%
            S&P MidCap 400*               35.62%  9.21%    15.46%
            S&P 500*                      28.68% -0.57%    11.12%

--------
+ Wanger U.S. Smaller Companies' inception date was 5/3/1995.

* The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 Index is a broad market-weighted average of U.S. large blue-chip companies. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.


               Shareholder Transaction Expenses
               Fees paid directly from your investment:
               Maximum sales charge                          None
               Deferred sales charge                         None

               Annual Fund Operating Expenses
               Expenses that are deducted from Fund assets:
               Management fees                              0.93%
               12b-1 fee                                     None
               Other expenses                               0.06%
               --------------------------------------------------
               Total annual Fund operating expenses         0.99%



CWAM has undertaken to limit Wanger U.S. Smaller Companies' annual expenses to 2.00% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2005.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger U.S. Smaller Companies for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower.


                                1 Year     $101
                                3 Years    $315
                                5 Years    $547
                                10 Years $1,213


                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

The Information Edge


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.



In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential               Financial Strength                           Fundamental Value
---------------------------------------------------------------------------------------------------------------
..superior technology           .low debt                                    .reasonable stock price relative
..innovative marketing          .adequate working capital                     to growth potential
..managerial skill              .conservative accounting practices           .valuable assets
..market niche                  .adequate profit margin
..good earnings prospects
..strong demand for product

The realization of this growth A strong balance sheet gives management      Once CWAM uncovers an
potential would likely produce greater flexibility to pursue strategic      attractive company, it identifies a
superior performance that is   objectives and is essential to maintaining a price that it believes would also
sustainable over time.         competitive advantage.                       make the stock a good value.
---------------------------------------------------------------------------------------------------------------


Long-Term Investing



CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.


In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

State Insurance Restrictions

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

Temporary Defensive Positions


At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


Hedging Strategies

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

Portfolio Turnover


The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 65% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


                        TRUST MANAGEMENT ORGANIZATIONS

                                 The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.


              The Adviser: Columbia Wanger Asset Management, L.P.



Columbia Wanger Asset Management, L.P. (CWAM) (formerly Liberty Wanger Asset Management, L.P. and formerly Wanger Asset Management, L.P. (WAM)), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM and its predecessor have managed mutual funds, including Wanger U.S. Smaller Companies, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2003, CWAM managed more than $17.4 billion in assets. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of that acquisition, CWAM is now an indirect wholly-owned subsidiary of Bank of America Corporation.



For the fiscal year 2003, the Fund paid CWAM management fees at 0.93% of the average daily net assets of the Fund.



Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.



From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.


                               Portfolio Manager


CWAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.



Robert A. Mohn is a vice president of the Trust and is the lead portfolio manager of Wanger U.S. Smaller Companies. Mr. Mohn is also a vice president of Columbia Acorn Trust, co-portfolio manager of Columbia Acorn Fund and the lead portfolio manager of Columbia Acorn USA. He has been the director of domestic research of CWAM since March 2004. He has been a member of the domestic analytical team at CWAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000.



                               Legal Proceedings



The Securities and Exchange Commission (SEC), the New York Attorney General
(NYAG) and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. (collectively, Columbia). These affiliates include Columbia Funds Distributor, Inc. (CFDI), the distributor of the Funds' shares, CWAM, the Funds' adviser, and Columbia Management Advisors, Inc. (CMA). CMA is the adviser to the Columbia Family of Funds but not to the Wanger Advisors Trust Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.



On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against CWAM, and none of the Wanger Advisors Trust Funds was identified in the complaints as funds that were affected by informal trading arrangements. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a registered investment company), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted. On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement;

payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.



                           Mixed and Shared Funding


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.



The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.

                         Wanger U.S. Smaller Companies


                                                                                 Year Ended December 31,
Selected data for a share outstanding throughout each period     2003          2002         2001        2000         1999
-----------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                        $18.51        $22.25        $19.99     $24.88       $22.18
-----------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
   Net Investment Income (loss)(a)                              (0.11)        (0.10)        (0.04)      0.02         0.03
   Net realized and unrealized gain (loss) on investments        8.11         (3.64)         2.31      (1.82)        4.79
-----------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                          8.00         (3.74)         2.27      (1.80)        4.82
-----------------------------------------------------------------------------------------------------------------------------
   Less Distributions Declared to Shareholders:
   From net investment income                                      --            --         (0.01)     (0.03)          --
   From net realized capital gains                                 --            --            --      (3.06)       (2.12)
-----------------------------------------------------------------------------------------------------------------------------
       Total Distributions Declared to Shareholders                --            --         (0.01)     (3.09)       (2.12)
-----------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                              $26.51        $18.51        $22.25     $19.99       $24.88
-----------------------------------------------------------------------------------------------------------------------------
   Total Return(b)                                              43.22%       (16.81)%       11.39%     (8.16)%      25.06%
-----------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses                                                      0.99%(c)      1.05%(c)      0.99%      1.00%(c)     1.02%(c)
   Net investment income (loss)                                 (0.48)%(c)    (0.47)%(c)    (0.20)%     0.07%(c)     0.14%(c)
   Portfolio turnover rate                                         10%           16%           18%        36%          35%
   Net assets, end of period (000's)                         $822,658      $471,726      $498,186   $403,306     $390,709

--------
(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions are reinvested.
(c) The benefits derived from custody fees paid indirectly had no impact.

                            SHAREHOLDER INFORMATION

Shareholder and Account Policies


The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).


Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:
..  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
..  an annuity plan described in section 403(a);
..  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
..  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and .. a plan described in section 501(c)(18).


The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


How to Invest and Redeem

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.



Fund Policy on Trading of Fund Shares



Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated. The Fund may terminate your exchange privilege if CWAM determines that your exchange activity is likely to adversely impact its ability to manage the Fund.



Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any financial intermediary of a VA contract owner of VLI policyholder, when the Fund believes it is in the best interest of VA contract owners and VLI policyholders. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any VA contract owner or VLI policyholder whom it believes is engaged or intends to engage in frequent trading.



Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the VA contract owners or VLI policyholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


Purchases and Redemptions

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.



How the Fund's Share Price is Determined

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.


To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.


When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

Taxes

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semiannual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling:


Columbia Wanger Asset Management, L.P.

Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.wanger.com

Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number: 811-08748

                        WANGER INTERNATIONAL SMALL CAP

                         Supplement dated May 1, 2004
       to Prospectus dated May 1, 2004 of Wanger International Small Cap

Through July 1, 2004, the first sentence of the first paragraph under the heading "Principal Investment Strategy" on page 4 is deleted in its entirety and replaced by the following sentence: "Wanger International Small Cap invests primarily in stocks of companies based outside the U.S. with market capitalizations of less than $2 billion at the time of purchase."

Through July 1, 2004, the first sentence of the third paragraph under the heading "Principal Investment Strategy" on page 4 is deleted in its entirety and replaced by the following sentence: "Under normal circumstances, Wanger International Small Cap invests at least 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $2 billion or less."

                        WANGER INTERNATIONAL SMALL CAP

                                  PROSPECTUS


                                  MAY 1, 2004


                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC-Insured  May Lose Value
                         No Bank Guarantee

                               TABLE OF CONTENTS


          THE TRUST..............................................  3

          THE FUND...............................................  4

          OTHER INVESTMENT STRATEGIES AND RISKS..................  8

          TRUST MANAGEMENT ORGANIZATIONS......................... 10

            The Trustees......................................... 10
            The Adviser: Columbia Wanger Asset Management, L.P... 10
            Portfolio Managers................................... 11
            Legal Proceedings.................................... 11
            Mixed and Shared Funding............................. 12

          FINANCIAL HIGHLIGHTS................................... 13

          SHAREHOLDER INFORMATION................................ 14

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger International Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER INTERNATIONAL SMALL CAP
--------------------------------------------------------------------------------
Wanger International Small Cap seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Wanger International Small Cap invests primarily in stocks of companies based outside the U.S. with market capitalizations of less than $3 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. Wanger International Small Cap believes that these smaller companies--particularly outside the U.S.--which are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.


Wanger International Small Cap typically looks for companies with:
..  A strong business franchise that offers growth potential.
..  Products and services that give the company a competitive advantage.
.. A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Under normal circumstances, Wanger International Small Cap invests at least 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $3 billion or less. Likewise, under normal market conditions, Wanger International Small Cap will generally invest at least 65% of its total assets in foreign securities in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
There are two basic risks for all mutual funds that invest in stocks:
management risk and market risk. These risks may cause you to lose money by investing in the Fund.


Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Foreign Securities


Foreign securities are subject to special risks. Foreign markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell securities at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Emerging Markets

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Smaller Companies


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small-cap companies in particular are more likely than larger companies to fail or prove unable to grow. Their securities may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Sector Risk

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

Market Timers



Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart that follows illustrates the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, five years and the life of the Fund. We compare the Fund to Citigroup EMI Global ex-US, the MSCI EAFE Index, the Lipper International Small Cap Funds Index and the Lipper International Funds Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


The Fund's performance during 1999 was achieved during extraordinary market conditions.

Calendar-Year Total Returns


                                    [CHART]

 1996    1997    1998    1999     2000     2001     2002     2003
------  ------  ------  -------  -------  -------  -------  ------
32.01%  -1.46%  16.33%  126.37%  -27.84%  -21.27%  -13.83%  48.86%



Best Quarter: 4th quarter 1999, 57.43%


Worst Quarter: 3rd quarter 2002,-23.49%



                                                                  Since
                                                 1 Year 5 Years inception+
                                                 ------ ------- ----------
     Wanger International Small Cap              48.86% 10.53%    15.00%
     Citigroup EMI Global ex-US*                 55.02%  6.18%     4.58%
     MSCI EAFE*                                  38.59% -0.05%     3.75%
     Lipper International Small Cap Funds Index* 55.10% 10.31%       N/A
     Lipper International Funds Index*           36.00%  2.13%     6.00%

--------
+ Wanger International Small Cap's inception date was 5/3/1995.

* The Citigroup EMI Global ex-U.S. is Citigroup's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Citigroup, excluding the U.S. The Citigroup EMI Global ex-U.S. is rebalanced once a year in June. Morgan Stanley's Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Small Cap Funds Index is made up of the 10 largest non-U.S. funds investing in small-cap companies. The Lipper International Funds Index consists of the 30 largest non-U.S. funds, not including non-U.S. small cap funds. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.


               Shareholder Transaction Expenses
               Fees paid directly from your investment:
               Maximum sales charge                          None
               Deferred sales charge                         None

               Annual Fund Operating Expenses
               Expenses that are deducted from Fund assets:
               Management fees                              1.22%
               12b-1 fee                                     None
               Other expenses                               0.19%
               --------------------------------------------------
               Total annual Fund operating expenses         1.41%



CWAM has undertaken to limit Wanger International Small Cap's annual expenses to 2.00% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2005.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Small Cap for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower.

                                1 Year     $144
                                3 Years    $446
                                5 Years    $771
                                10 Years $1,691

                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.



The Information Edge


CWAM invests in entrepreneurially managed smaller- and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.



In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.


Growth Potential               Financial Strength                           Fundamental Value
---------------------------------------------------------------------------------------------------------------
..superior technology           .low debt                                    .reasonable stock price relative
..innovative marketing          .adequate working capital                     to growth potential
..managerial skill              .conservative accounting practices           .valuable assets
..market niche                  .adequate profit margin
..good earnings prospects
..strong demand for product

The realization of this growth A strong balance sheet gives management      Once CWAM uncovers an
potential would likely produce greater flexibility to pursue strategic      attractive company, it identifies a
superior performance that is   objectives and is essential to maintaining a price that it believes would also
sustainable over time.         competitive advantage.                       make the stock a good value.
---------------------------------------------------------------------------------------------------------------




Long-Term Investing



CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.



In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


State Insurance Restrictions

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

Temporary Defensive Positions


At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

Hedging Strategies

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

Portfolio Turnover


The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 100% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


                        TRUST MANAGEMENT ORGANIZATIONS

                                 The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.


              The Adviser: Columbia Wanger Asset Management, L.P.



Columbia Wanger Asset Management, L.P. (CWAM) (formerly Liberty Wanger Asset Management, L.P. and formerly Wanger Asset Management, L.P. (WAM)), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM and its predecessor have managed mutual funds, including Wanger International Small Cap, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2003, CWAM managed more than $17.4 billion in assets. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of that acquisition, CWAM is now an indirect wholly-owned subsidiary of Bank of America Corporation.



For the fiscal year 2003, the Fund paid CWAM management fees at 1.22% of the average daily net assets of the Fund.


Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.


From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.


                              Portfolio Managers


CWAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.



Chris Olson and Todd Narter are co-portfolio managers of both Wanger International Small Cap and Wanger International Select. Mr. Olson has been a member of the international analytical team at CWAM since January 2001 and has co-managed Wanger International Small Cap and Wanger International Select since September 2001. Mr. Olson also is a co-portfolio manager of Columbia Acorn International Select, a series of Columbia Acorn Trust. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.



Mr. Narter has been a member of the international analytical team at CWAM since June 1997 and has co-managed Wanger International Small Cap and Wanger International Select since September 2001. Mr. Narter also is a co-portfolio manager of Columbia Acorn International Select, a series of Columbia Acorn Trust. Prior to joining CWAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.



                               Legal Proceedings



The Securities and Exchange Commission (SEC), the New York Attorney General
(NYAG) and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. (collectively, Columbia). These affiliates include Columbia Funds Distributor, Inc. (CFDI), the distributor of the Funds' shares, CWAM, the Funds' adviser, and Columbia Management Advisors, Inc. (CMA). CMA is the adviser to the Columbia Family of Funds but not to the Wanger Advisors Trust Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.



On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against CWAM, and none of the Wanger Advisors Trust Funds was identified in the complaints as funds that were affected by informal trading arrangements. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a registered investment company), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted. On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.



                           Mixed and Shared Funding


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.



The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.

                        Wanger International Small Cap


                                                                                  Year Ended December 31,
Selected data for a share outstanding throughout each period         2003       2002       2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $13.27    $15.40     $28.53     $43.67     $19.62
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
Net investment income (loss)(a)                                        0.13      0.07       0.02      (0.26)     (0.13)
Net realized and unrealized gain (loss) on investments and foreign
 currency transactions                                                 6.33     (2.20)     (5.12)     (9.75)     24.52
------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   6.46     (2.13)     (5.10)    (10.01)     24.39
------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income (loss)                                     (0.05)       --         --         --      (0.34)
From net realized gain and unrealized gain reportable for federal
 income taxes                                                            --        --      (8.03)     (5.13)        --
------------------------------------------------------------------------------------------------------------------------
    Total Distributions Declared to Shareholders                      (0.05)       --      (8.03)     (5.13)     (0.34)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $19.68    $13.27     $15.40     $28.53     $43.67
------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                                       48.86%   (13.83)%   (21.27)%   (27.84)%   126.37%
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses(c)                                                            1.41%     1.47%      1.43%      1.41%      1.49%
Net investment income (loss)(c)                                        0.85%     0.46%      0.10%     (0.68%)    (0.49%)
Portfolio turnover rate                                                  45%       54%        56%        67%        75%
Net assets, end of period (000's)                                  $380,726  $216,084   $230,626   $271,675   $311,331

--------
(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions are reinvested.
(c) The benefits derived from custody fees paid indirectly had no impact.

                            SHAREHOLDER INFORMATION

Shareholder and Account Policies


The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).


Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

..  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
..  an annuity plan described in section 403(a);
..  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
..  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and .. a plan described in section 501(c)(18).


The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


How to Invest and Redeem

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Fund Policy on Trading of Fund Shares


Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated. The Fund may terminate your exchange privilege if CWAM determines that your exchange activity is likely to adversely impact its ability to manage the Fund.



Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any financial intermediary of a VA contract owner or VLI policyholder, when the Fund believes it is in the best interest of VA contract owners and VLI policyholders. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any VA contract owners or VLI policyholders whom it believes is engaged or intends to engage in frequent trading.



Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the VA contract owners or VLI policyholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


Purchases and Redemptions

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.



How the Fund's Share Price is Determined

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.


To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.


When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

Taxes

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semiannual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling:


Columbia Wanger Asset Management, L.P.

Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.wanger.com

Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number: 811-08748

                                 WANGER SELECT

                                  PROSPECTUS


                                  MAY 1, 2004


                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC-      May Lose Value
       Insured        No Bank Guarantee

                               TABLE OF CONTENTS


          THE TRUST..............................................  3

          THE FUND...............................................  4

          OTHER INVESTMENT STRATEGIES AND RISKS..................  7

          TRUST MANAGEMENT ORGANIZATIONS.........................  9

            The Trustees.........................................  9
            The Adviser: Columbia Wanger Asset Management, L.P...  9
            Portfolio Manager.................................... 10
            Legal Proceedings.................................... 10
            Mixed and Shared Funding............................. 11

          FINANCIAL HIGHLIGHTS................................... 12

          SHAREHOLDER INFORMATION................................ 13

                                   THE TRUST


Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger Select (Fund).


The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER SELECT
--------------------------------------------------------------------------------

Wanger Select seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Wanger Select invests primarily in the stocks of medium- to larger-size U.S. companies. Wanger Select is a non-diversified fund that takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of companies (between 20-40) with market capitalizations under $15 billion at the time of investment, offering the potential to provide above-average growth over time. Wanger Select believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.



Wanger Select typically looks for companies with:


..  A strong business franchise that offers growth potential.
..  Products and services that give the company a competitive advantage.
.. A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
There are two basic risks for all mutual funds that invest in stocks:
management risk and market risk. These risks may cause you to lose money by investing in the Fund.


Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Mid-Cap Companies

The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector Risk

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

Non-diversified


Wanger Select is a non-diversified fund. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart that follows illustrates the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, three years and the life of the Fund. We compare the Fund to the S&P MidCap 400 Index, the S&P 500 Index and the Lipper Mid-Cap Growth Funds Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

Calendar-Year Total Returns


                          YEAR-BY-YEAR TOTAL RETURNS


                                    [CHART]

2000   2001    2002    2003
-----  -----  ------  ------
9.45%  9.09%  -7.62%  30.73%


Best quarter: 4/th/ quarter 2001, 17.97%
Worst quarter: 3/rd/ quarter 2001, -10.70%


                                                            Since
                                           1 Year 3 Years inception+
                                           ------ ------- ----------
            Wanger Select*                 30.73%  9.63%    14.39%
            S&P MidCap 400**               35.62%  4.84%    10.26%
            S&P 500**                      28.68% -4.05%   - 1.41%
            Lipper Mid-Cap Growth Funds*** 35.42% -8.56%     1.22%

--------

+  Wanger Select's inception date was 2/1/1999.


* Part of the performance shown is due to the Fund's purchase of securities in IPO's. The impact of IPO purchases declines as a Fund grows larger.


** The S&P MidCap 400 Index is a broad market-weighted index of 400 stocks that are in the next tier down from the S&P 500 Index. The S&P 500 Index is a broad market-weighted average of U.S. large, blue-chip companies. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.


*** The Lipper Mid-Cap Growth Funds Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. Performance was previously compared against the Russell 2000 Index, but was changed to the Lipper Mid-Cap Growth Funds Index because it is a more appropriate benchmark. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.


FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.


               Shareholder Transaction Expenses
               Fees paid directly from your investment:
               Maximum sales charge                          None
               Deferred sales charge                         None

               Annual Fund Operating Expenses
               Expenses that are deducted from Fund assets:
               Management fees                              0.95%
               12b-1 fee                                     None
               Other expenses                               0.20%
               --------------------------------------------------
               Total annual Fund operating expenses         1.15%

CWAM has undertaken to limit Wanger Select's annual expenses to 1.35% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2005.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger Select for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower. This example does not include the effect of CWAM's undertaking to limit the Fund's expenses.



                                1 Year     $117
                                3 Years    $365
                                5 Years    $633
                                10 Years $1,398


                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.





The Information Edge


CWAM invests in entrepreneurially managed mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.




In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential               Financial Strength                           Fundamental Value
---------------------------------------------------------------------------------------------------------------
..superior technology           .low debt                                    .reasonable stock price relative
..innovative marketing          .adequate working capital                     to growth potential
..managerial skill              .conservative accounting practices           .valuable assets
..market niche                  .adequate profit margin
..good earnings prospects
..strong demand for product

The realization of this growth A strong balance sheet gives management      Once CWAM uncovers an
potential would likely produce greater flexibility to pursue strategic      attractive company, it identifies a
superior performance that is   objectives and is essential to maintaining a price that it believes would also
sustainable over time.         competitive advantage.                       make the stock a good value.
---------------------------------------------------------------------------------------------------------------


Long-Term Investing



CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.



In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


State Insurance Restrictions

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

Temporary Defensive Positions


At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


Hedging Strategies

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

Portfolio Turnover


The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year-to-year. CWAM does not expect the Fund's turnover to exceed 125% under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.


                        TRUST MANAGEMENT ORGANIZATIONS

                                 The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.


              The Adviser: Columbia Wanger Asset Management, L.P.



Columbia Wanger Asset Management, L.P. (CWAM) (formerly Liberty Wanger Asset Management, L.P. and Wanger Asset Management, L.P. (WAM)), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM and its predecessor have managed mutual funds, including Wanger Select, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2003, CWAM managed more than $17.4 billion in assets. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of that acquisition, CWAM is now an indirect wholly-owned subsidiary of Bank of America Corporation.



For the fiscal year 2003, the Fund paid CWAM management fees at 0.95% of the average daily net assets of the Fund. Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.



From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.

                               Portfolio Manager


CWAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.



Ben Andrews, lead portfolio manager of the Fund, is a vice president of the Trust and has been part of the CWAM investment team since 1998. Mr. Andrews is also a vice president of Columbia Acorn Trust and lead portfolio manager of Columbia Acorn Select. Prior to joining CWAM, Mr. Andrews was a senior analyst at Rothschild Investment Corporation. He has an MBA from Loyola University and a BSEE from the University of Florida.



                               Legal Proceedings



The Securities and Exchange Commission (SEC), the New York Attorney General
(NYAG) and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. (collectively, Columbia). These affiliates include Columbia Funds Distributor, Inc. (CFDI), the distributor of the Funds' shares, CWAM, the Funds' adviser, and Columbia Management Advisors, Inc. (CMA). CMA is the adviser to the Columbia Family of Funds but not to the Wanger Advisors Trust Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.



On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against CWAM, and none of the Wanger Advisors Trust Funds was identified in the complaints as funds that were affected by informal trading arrangements. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a registered investment company), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted. On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.


                           Mixed and Shared Funding


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.


The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at lower prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown since the Fund's inception and for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                                 Wanger Select



                                                                                                         February 1,
                                                                                                         1999 through
                                                                       Year Ended December 31,           December 31,
Selected data for a share outstanding throughout each period    2003       2002       2001       2000        1999
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Beginning of Period                       $14.19     $15.36     $14.08     $13.43       $10.00
------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
   Net investment loss (a)                                     (0.11)     (0.09)     (0.05)     (0.03)       (0.08)
   Net realized and unrealized gain (loss) on investments       4.47      (1.08)      1.33       1.23         3.51
------------------------------------------------------------------------------------------------------------------------
       Total from Investment Operations                         4.36      (1.17)      1.28       1.20         3.43
------------------------------------------------------------------------------------------------------------------------
   Less Distributions Declared to Shareholders:
   From net realized capital gains                                --         --         --      (0.55)          --
------------------------------------------------------------------------------------------------------------------------
       Total Distributions Declared to Shareholders               --         --         --      (0.55)          --
------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                             $18.55     $14.19     $15.36     $14.08       $13.43
------------------------------------------------------------------------------------------------------------------------
   Total Return (b)                                           30.73%      (7.62)%    9.09%      9.45%(c)    34.30%(c)(d)
------------------------------------------------------------------------------------------------------------------------
   Ratios to Average Net Assets:
   Expenses                                                    1.15%(e)   1.18%(e)   1.33%(e)   1.39%(f)     1.41%(f)(g)
   Net investment loss                                       (0.65)%(e) (0.62)%(e) (0.34)%(e) (0.24)%(f)   (0.77)%(f)(g)
   Reimbursement                                                  --         --         --      0.21%        0.71%(g)
   Portfolio turnover rate                                       21%        45%        76%        86%         113%(g)
   Net assets, end of period (000's)                         $52,112    $26,124    $21,429    $12,129       $6,570

--------
(a) Net investment loss per share was based upon the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.35% and (0.20%), respectively, for the year ended December 31, 2000 and 1.35% and (0.71%), respectively, for the period ended December 31, 1999.
(g) Annualized.

                            SHAREHOLDER INFORMATION

Shareholder and Account Policies


The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).


Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:
..  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
..  an annuity plan described in section 403(a);
..  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
..  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and .. a plan described in section 501(c)(18).


The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


How to Invest and Redeem

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Fund Policy on Trading of Fund Shares


Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated. The Fund may terminate your exchange privilege if CWAM determines that your exchange activity is likely to adversely impact its ability to manage the Fund.



Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any financial intermediary of a VA contract owner or VLI policyholder, when the Fund believes it is in the best interest of VA contract owners and VLI policyholders. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any VA contract owner or VLI policyholder whom it believes is engaged or intends to engage in frequent trading.



Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the VA contract owners or VLI policyholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


Purchases and Redemptions

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.




How the Fund's Share Price is Determined

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.


To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.


When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

Taxes

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

Notes
-------------------------------------------------------------------------------

================================================================================

                                                                             ---

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semiannual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling:


Columbia Wanger Asset Management, L.P.

Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.wanger.com

Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number: 811-08748

                          WANGER INTERNATIONAL SELECT

                         Supplement dated May 1, 2004
        to Prospectus dated May 1, 2004 of Wanger International Select

Through July 1, 2004, the third paragraph under the heading "Principal Investment Strategy" on page 4 is deleted in its entirety and replaced by the following paragraph: "Under normal circumstances, Wanger International Select invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the United States."

                          WANGER INTERNATIONAL SELECT


                                  PROSPECTUS


                                  MAY 1, 2004


                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC-     May Lose Value
        Insured      No Bank Guarantee

                               TABLE OF CONTENTS


          THE TRUST..............................................  3

          THE FUND...............................................  4

          OTHER INVESTMENT STRATEGIES AND RISKS..................  8

          TRUST MANAGEMENT ORGANIZATIONS......................... 10

            The Trustees......................................... 10
            The Adviser: Columbia Wanger Asset Management, L.P... 10
            Portfolio Managers................................... 10
            Legal Proceedings.................................... 11
            Mixed and Shared Funding............................. 12

          FINANCIAL HIGHLIGHTS................................... 13

          SHAREHOLDER INFORMATION................................ 14

                                   THE TRUST


Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger International Select (Fund).


The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax-deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND


INVESTMENT GOAL--WANGER INTERNATIONAL SELECT

--------------------------------------------------------------------------------

Wanger International Select seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGY
--------------------------------------------------------------------------------

Wanger International Select invests primarily in the stocks of medium- to larger-size companies with market capitalizations of $2 to $25 billion at the time of purchase. The Fund invests in at least three countries. Wanger International Select takes advantage of its adviser's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) in developed markets (for example, Japan, Canada, and United Kingdom), offering the potential to provide above-average growth over time. Wanger International Select believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.



Wanger International Select typically looks for companies with:

..  A strong business franchise that offers growth potential.
..  Products and services that give the company a competitive advantage.
.. A stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company.


Under normal circumstances, Wanger International Select invests at least 65% of its net assets in the stocks of foreign companies based in developed markets outside the United States.


The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
There are two basic risks for all mutual funds that invest in stocks:
management risk and market risk. These risks may cause you to lose money by investing in the Fund.


Management risk means that Columbia Wanger Asset Management, L.P.'s (CWAM) stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Foreign Securities


Foreign securities are subject to special risks. Foreign markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell securities at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Smaller Companies


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets, or financial resources. They may depend heavily on a small management group. Small-cap companies in particular are more likely than larger companies to fail or prove unable to grow. Their securities may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Sector Risk

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.


Market Timers



Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below illustrates the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, three years and the life of the Fund. We compare the Fund to the Citigroup World ex-U.S. Cap Range $2-10B Index and the MSCI EAFE Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


Calendar-Year Total Returns

                          YEAR-BY-YEAR TOTAL RETURNS


                                    [CHART]

 2000     2001     2002     2003
-------  -------  -------  ------
-1.58%   -26.61%  -15.29%  41.24%



Best quarter: 2nd quarter 2003, 19.58%

Worst quarter: 3rd quarter 2001, -21.53%


                                                                 Since
                                                1 Year 3 Years inception+
                                                ------ ------- ----------
      Wanger International Select               41.24% -4.24%    9.88%
      Citigroup World ex-U.S. Cap Range $2-10B* 49.65%  4.73%    6.08%
      MSCI EAFE*                                38.59% -2.91%    0.03%



--------
+ Wanger International Select's inception date was 2/1/1999. The Fund's performance during 1999 was achieved during extraordinary market conditions.

* Citigroup World ex-U.S. Cap Range $2-10B is a subset of Citigroup's Broad Market Index, representing a mid-cap developed market index excluding the U.S. Morgan Stanley's Europe, Australasia and Far East Index (MSCI EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.


            Shareholder Transaction Expenses
            Fees paid directly from your investment:
            Maximum sales charge                          None
            Deferred sales charge                         None

            Annual Fund Operating Expenses
            Expenses that are deducted from Fund assets:
            Management fees                              1.00%
            12b-1 fee                                     None
            Other expenses                               0.45%
            -------------------------------------------------------
            Total annual Fund operating expenses         1.45%/(1)/



(1) CWAM has undertaken to limit Wanger International Select's annual expenses to 1.45% of its average net assets. This expense limitation is contractual and will terminate on April 30, 2005. Without this expense limitation, the actual total annual Fund operating expenses would be 1.54%.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Select for the time periods indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain the same. Your actual returns and costs may be higher or lower. The example expenses for the one year period reflect the contractual expense limitation referred to above, but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five-year period, and the second through tenth years of the ten-year period.




                                1 Year     $148
                                3 Years    $478
                                5 Years    $831
                                10 Years $1,827

                     OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information (SAI), which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

The Information Edge


CWAM invests in entrepreneurially managed mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. CWAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.



In making investments for the Fund, CWAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, CWAM compares growth potential, financial strength and fundamental value among companies.



Growth Potential               Financial Strength                           Fundamental Value
---------------------------------------------------------------------------------------------------------------
..superior technology           .low debt                                    .reasonable stock price relative
..innovative marketing          .adequate working capital                     to growth potential
..managerial skill              .conservative accounting practices           .valuable assets
..market niche                  .adequate profit margin
..good earnings prospects
..strong demand for product

The realization of this growth A strong balance sheet gives management      Once CWAM uncovers an
potential would likely produce greater flexibility to pursue strategic      attractive company, it identifies a
superior performance that is   objectives and is essential to maintaining a price that it believes would also
sustainable over time.         competitive advantage.                       make the stock a good value.
---------------------------------------------------------------------------------------------------------------



Long-Term Investing



CWAM's analysts continually screen companies and contact more than 1,000 companies around the globe each year. To accomplish this, CWAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.



In managing the Fund, CWAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

State Insurance Restrictions

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

Temporary Defensive Positions


At times, CWAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


Hedging Strategies

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

Portfolio Turnover


The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. CWAM does not expect the Fund's turnover to exceed 125% under normal conditions. During fiscal year 2002, Wanger International Select's portfolio turnover rate was 113%, up from 72% in 2001. This increase was attributable to a number of factors, including general conditions in the securities markets which made it more desirable to change portfolio investments, market volatility and cash flow issues. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                        TRUST MANAGEMENT ORGANIZATIONS

                                 The Trustees

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.


              The Adviser: Columbia Wanger Asset Management, L.P.



Columbia Wanger Asset Management, L.P. (CWAM) (formerly Wanger Asset Management, L.P. (WAM)), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is the Fund's investment adviser. CWAM and its predecessor have managed mutual funds, including Wanger International Select, since 1992. In its duties as investment adviser, CWAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2003, CWAM managed more than $17.4 billion in assets. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. As a result of that acquisition, CWAM is now an indirect wholly-owned subsidiary of Bank of America Corporation.



For the fiscal year 2003, the Fund paid CWAM management fees at 1.00% of the average daily net assets of the Fund.


Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.


From time to time, CWAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by CWAM will not increase the fees paid by the Fund or its shareholders.


                              Portfolio Managers


CWAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.



Chris Olson and Todd Narter are co-portfolio managers of both Wanger International Select and Wanger International Small Cap. Mr. Olson has been a member of the international analytical team at CWAM since January 2001 and has co-managed Wanger International Select and Wanger International Small Cap since September 2001. Mr. Olson also is a co-portfolio manager of Columbia Acorn International Select, a series of Columbia Acorn Trust. Prior to joining CWAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset

Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.



Mr. Narter has been a member of the international analytical team at CWAM since June 1997 and has co-managed Wanger International Select and Wanger International Small Cap since September 2001. Mr. Narter also is a co-portfolio manager of Columbia Acorn International Select, a series of Columbia Acorn Trust. Prior to joining CWAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.



                               Legal Proceedings



The Securities and Exchange Commission (SEC), the New York Attorney General
(NYAG) and various other regulatory authorities are investigating late trading and market timing in mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. (collectively, Columbia). These affiliates include Columbia Funds Distributor, Inc. (CFDI), the distributor of the Funds' shares, CWAM, the Funds' adviser, and Columbia Management Advisors, Inc. (CMA). CMA is the adviser to the Columbia Family of Funds but not to the Wanger Advisors Trust Family of Funds. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.



On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against CWAM, and none of the Wanger Advisors Trust Funds was identified in the complaints as funds that were affected by informal trading arrangements. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a registered investment company), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted. On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.



                           Mixed and Shared Funding


As described previously, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Keyport Benefit Life Insurance Company (Keyport Benefit), Aegon Financial Services Group, Inc., SAFECO Life Insurance Company, PHL Variable Life Insurance Company, Phoenix Home Life Mutual Insurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Sun Life Assurance Company of Canada (U.S.), Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. The Fund is or may become a funding vehicle for VA contracts or VLI policies of the Participating Insurance Companies or may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies.



The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at lower prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial performance. Information is shown since the Fund's inception and for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the return that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-888-4-WANGER (1-888-492-6437). The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                          Wanger International Select



                                                                                                           February 1,
                                                                                                           1999 through
                                                                        Year Ended December 31,            December 31,
Selected data for a share outstanding throughout each period    2003       2002        2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, Beginning of Period                          $9.86      $11.64      $17.29     $18.39       $10.00
--------------------------------------------------------------------------------------------------------------------------
 Income From Investment Operations:
 Net investment income (loss)(a)                                0.04        0.04       (0.03)     (0.04)       (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                 4.01       (1.82)      (4.46)     (0.10)        8.40
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                           4.05       (1.78)      (4.49)     (0.14)        8.39
--------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders:
 From net investment income                                    (0.04)         --       (0.02)     (0.01)          --
 From net realized capital gains                                  --          --       (1.14)     (0.95)          --
--------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders              (0.04)         --       (1.16)     (0.96)          --
--------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period                               $13.87       $9.86      $11.64     $17.29       $18.39
--------------------------------------------------------------------------------------------------------------------------
 Total Return(b)                                              41.24%(c) (15.29)%(c) (26.61)%    (1.58)%(c)    83.90%(c)(d)
--------------------------------------------------------------------------------------------------------------------------
 Ratios to Average Net Assets:
 Expenses                                                      1.45%(e)    1.45%(e)    1.45%(e)   1.45%(e)     1.59%(f)(g)
 Net investment income (loss)                                  0.39%(e)    0.35%(e)  (0.20)%(e) (0.20)%(e)   (0.10)%(f)(g)
 Reimbursement                                                 0.09%       0.10%          --      0.23%        1.86%(g)
 Portfolio turnover rate                                         59%        113%         72%        96%          91%(g)
 Net assets, end of period (000's)                           $26,928     $14,083     $15,431    $15,496       $5,826

--------
(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) The benefits derived from custody fees paid indirectly had no impact.
(f) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and 0.04%, respectively, for the period ended December 31, 1999.
(g) Annualized.

                            SHAREHOLDER INFORMATION

Shareholder and Account Policies


The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call CWAM at 1-888-4-WANGER (1-888-492-6437).


Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:
..  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
..  an annuity plan described in section 403(a);
..  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
..  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and .. a plan described in section 501(c)(18).


The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor CWAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call CWAM at 1-888-4-WANGER (1-888-492-6437) to determine if it is eligible to invest.


How to Invest and Redeem

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Fund Policy on Trading of Fund Shares


Purchases and exchanges should be made for investment purposes only. Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated. The Fund may terminate your exchange privilege if CWAM determines that your exchange activity is likely to adversely impact its ability to manage the Fund.



Right to Reject or Restrict Orders and Close Accounts. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any financial intermediary of a VA contract owner or VLI policyholder, when the Fund believes it is in the best interest of VA contract owners and VLI policyholders. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any VA contract owner or VLI policyholder whom it believes is engaged or intends to engage in frequent trading.



Limitations on the Ability to Identify or to Terminate Frequent Trading. There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the VA contract owners or VLI policyholders engaged in such activity, or, if it is detected, to prevent its recurrence. The shares of the Fund are held in omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


Purchases and Redemptions

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after Participating Insurance Companies and Retirement Plans receive purchase or redemption requests. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.


Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.



How the Fund's Share Price is Determined

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time.


To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security as of the last sale price for that day. If a security is traded principally on the Nasdaq Stock Market Inc. (Nasdaq), the SEC-approved Nasdaq Official Closing Price is applied.


When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

Dividends and Distributions

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, at least annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

Taxes

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the SAI.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

Notes


================================================================================

---

Notes


================================================================================

                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:    Columbia Wanger Asset Management, L.P.


Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's SAI for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semiannual reports and the SAI, request other information and discuss your questions about the Fund by writing or calling:


Columbia Wanger Asset Management, L.P.

Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
1 (888) 4-WANGER (1-888-492-6437)
www.wanger.com

Or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number: 811-08748

                             WANGER ADVISORS TRUST

               One Financial Center, Boston, Massachusetts 02111

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated May 1, 2004



   This Statement of Additional Information (SAI) is not a prospectus, but provides additional information which should be read in conjunction with the Trust's prospectus dated May 1, 2004 and any supplement thereto. Audited financial statements, which are contained in the Funds' December 31, 2003 Annual Report, are incorporated by reference into this SAI. The prospectus and annual report may be obtained at no charge by calling Columbia Funds Distributor, Inc. (CFD) at (800) 426-3750, or by contacting the applicable participating insurance company, the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the participating insurance company, or the applicable retirement plan.


                               TABLE OF CONTENTS


                                                              Page
                                                              ----
             General Information and History.................   2
             Investment Restrictions.........................   3
             Portfolio Turnover..............................   7
             Purchases and Redemptions.......................   8
             Trustees and Officers...........................   9
             Management Arrangements.........................  14
             Trust Charges and Expenses......................  15
             Underwriter.....................................  15
             Codes of Ethics.................................  16
             Custodian and Fund Accounting Agent.............  16
             Portfolio Transactions..........................  16
             Net Asset Value.................................  20
             Taxes...........................................  21
             Investment Performance..........................  22
             Record Shareholders.............................  23
             Anti-Money Laundering Compliance................  25
             Proxy Voting Policies...........................  25
             Independent Auditors............................  26
             Appendix A--Investment Techniques and Securities  27

                        GENERAL INFORMATION AND HISTORY


   Wanger Advisors Trust (the Trust) is an open-end, diversified management investment company currently consisting of four Funds with differing investment objectives, policies and restrictions. Currently, the Trust consists of Wanger U.S. Smaller Companies, formerly named Wanger U.S. Small Cap Advisor through April 30, 2002 (U.S. Smaller Companies), Wanger International Small Cap (International Small Cap), Wanger Select, formerly named Wanger Twenty through April 30, 2004 (Wanger Select), and Wanger International Select, formerly named Wanger Foreign Forty through April 30, 2004 (Wanger International Select) (individually referred to as a Fund, or by the defined name indicated, or collectively as the Funds).



   U.S. Smaller Companies, International Small Cap and Wanger International Select are diversified funds under the federal securities laws. Wanger Select is non-diversified under the federal securities laws. However, all of the Funds comply with the diversification standards established by the tax laws. See the section entitled "Taxes" for more information.



   The Trust issues shares of beneficial interest in each Fund that represent interests in a separate portfolio of securities and other assets. The Trust is permitted to offer separate series (Funds) and different classes of shares. The Trust currently offers one class of shares of each Fund. Sales of shares are made without a sales charge at each Fund's per share net asset value. The Trust may add or delete Funds and/or classes from time to time. The Trust is the funding vehicle for variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) offered by the separate accounts of life insurance companies (participating insurance companies). The Trust is also the funding vehicle for certain types of pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis (retirement plans). Currently, there are no pension plans or retirement arrangements or accounts for which the Trust is the funding vehicle.


   The Trustees of the Trust (Board of Trustees or Trustees) monitor events to identify any material conflicts that may arise between the interests of the participating insurance companies and retirement plans, or between the interests of owners of VA contracts, VLI policies and retirement plan participants. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies or retirement plan participants arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described in the prospectus under "Mixed and Shared Funding."

   The Trust was organized under an Agreement and Declaration of Trust (Declaration of Trust) as a Massachusetts business trust on August 30, 1994. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board of Trustees. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Trustees may authorize. Each Fund is a separate series of the Trust.

   Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

   Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the Investment Company Act of 1940 (the 1940 Act), or other applicable law or when the Board of Trustees determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees and independent accountants.

   The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

   The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

   The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed, with or without cause, by the vote of two-thirds of the outstanding shares at a meeting called for that purpose.

   Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of participating insurance companies and the retirement plans. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable
Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund also is believed to be remote.

                            INVESTMENT RESTRICTIONS

   U.S. Smaller Companies and International Small Cap operate under the investment restrictions listed below. Restrictions numbered 1 through 10 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

   The following investment restrictions apply to each of U.S. Smaller Companies and International Small Cap except as otherwise indicated. U.S. Smaller Companies and International Small Cap each may not:

      1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

      2. Acquire securities of any one issuer that at the time of investment
   (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

      3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry;

      4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);/1/

--------

/1/ The Funds have no present intention of lending their portfolio securities.

      5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;/2/

      6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition;

      7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

      8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

      9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

      10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

   U.S. Smaller Companies and International Small Cap are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. U.S. Smaller Companies and International Small Cap may not:

      (a) [International Small Cap only] under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $2 billion or less. International Small Cap will notify shareholders at least 60 days prior to any change in its 80% policy;/3/

      (b) [U.S. Smaller Companies only] under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $5 billion or less. U.S. Smaller Companies will notify shareholders at least 60 days prior to any change in its 80% policy;

      (c) [U.S. Smaller Companies only] under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities. U.S. Smaller Companies will notify shareholders at least 60 days prior to any change in its 80% policy;

      (d) Invest in companies for the purpose of management or the exercise of control;

      (e) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

      (f) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

--------
/2/ State insurance laws currently restrict a Fund's borrowings to facilitate redemptions to no more than 25% of the Fund's net assets.
/3/ Effective July 1, 2004 this restriction will be revised to read as follows:
      (a) [International Small Cap only] under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes), at market value at the time of investment, in companies with total stock market capitalizations of $3 billion or less. International Small Cap will notify shareholders at least 60 days prior to any change in its 80% policy;

      (g) Sell securities short or maintain a short position.


   Wanger Select and Wanger International Select operate under the investment restrictions listed below. Restrictions numbered 1 through 12 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of
(a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.



   The following investment restrictions apply to each of Wanger Select and Wanger International Select except as otherwise indicated. Wanger Select and Wanger International Select each may not:



      1. [Wanger International Select only] With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;


      2. Acquire securities of any one issuer, which at the time of investment
   (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

      3. With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed more than 5% of the Fund's total assets;

      4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

      5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

      6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

      7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

      8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

      9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

      10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

      11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

      12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

   Wanger Select and Wanger International Select are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. Wanger Select and Wanger International Select may not:



      (a) [Wanger International Select only] under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S. Wanger International Select will notify shareholders at least 60 days prior to any change in its 80% policy/4/;


      (b) Invest in companies for the purpose of management or the exercise of control;

      (c) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

      (d) Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

      (e) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures, and options on futures;

      (f) Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;


      (g) [Wanger Select only] Invest more than 15% of its total assets in the securities of foreign issuers.



      (h) [Wanger International Select only] Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions.


   Notwithstanding the foregoing investment restrictions, any Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

   Each Fund is also subject to the following additional restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Trustees without shareholder approval:

      (a) Each Fund will be invested in a minimum of five different foreign countries at all times, except that this minimum is reduced to four when foreign country investments comprise less than 80% of the value of the Fund's net assets; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

      (b) Each Fund will have no more than 20% of its net assets invested in securities of issuers located in any one country; except that a Fund may have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Australia; Canada; France; Japan; the United Kingdom; or Germany.

--------

/4 /Effective July 1, 2004 this restriction will be revised to read as follows:


   (a) [Wanger International Select only] under normal circumstances, invest less than 65% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.;

      (c) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund's total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

      (d) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and 25% of net assets when borrowing as a temporary measure to facilitate redemptions.

   If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund's assets will not constitute a violation of the limit.

                              PORTFOLIO TURNOVER


   The portfolio turnover of each Fund will vary from year to year. Although no Fund will trade in securities for short-term profits, when circumstances warrant securities may be sold without regard to the length of time held. Portfolio turnover for each Fund is shown under "FINANCIAL HIGHLIGHTS" in the prospectus. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year. During fiscal year 2002, Wanger International Select's portfolio turnover rate was 113%, up from 72% in 2001. This increase was attributable to a number of factors, including general conditions in the securities markets which made it more desirable to change portfolio investments, market volatility and cash flow issues. During fiscal year 2003, Wanger International Select's portfolio turnover rate was 59%, down from 113% in 2002. This decrease was attributable to decreased market volatility and stable cash flows.

                           PURCHASES AND REDEMPTIONS

   Purchases and redemptions are discussed in the prospectus under the heading "SHAREHOLDER INFORMATION."


   Each Fund's net asset value (NAV) is determined on days on which the New York Stock Exchange (NYSE) is open for regular trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Trustees, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.


   The Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closing; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or the valuation of net assets of such Fund not reasonably practicable.


   Participating Insurance Companies may charge transaction fees for their services in connection with accepting share purchase and redemption orders on behalf of the Funds. For purchase orders placed through a Participating Insurance Company, a shareholder will pay the Fund's NAV per share next computed after the Participating Insurance Company receives such purchase order, plus any applicable transaction charge imposed by the Participating Insurance Company. For redemption orders placed through a Participating Insurance Company, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the Participating Insurance Company receives the redemption order, less any redemption fees imposed by the Participating Insurance Company.



   In some instances, a Participating Insurance Company will not charge any transaction fees directly to investors in a Fund. However, for certain shareholder servicing services provided by the Participating Insurance Company with respect to Fund share accounts held on behalf of its customers, the Participating Insurance Company may charge a fee based on net assets that is paid by CWAM out of its legitimate profits.


   The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                             TRUSTEES AND OFFICERS

   The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The Board of Trustees serve indefinite terms of unlimited duration provided that a majority of Trustees always has been elected by shareholders. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust's outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

   The names of the Trustees and officers of the Trust, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below.


                                                                              Number of
                               Year First                                   Portfolios in
Name, Position(s) with Wanger  Elected or                                   Fund Complex
  Advisors Trust and Age at   Appointed to  Principal Occupation(s) during   Overseen by      Other
       April 30, 2004            Office            Past Five Years             Trustee    Directorships
----------------------------- ------------ -------------------------------- ------------- -------------
Trustees who are not interested persons of Wanger Advisors Trust:
Jerome L. Duffy, 67,.........     2003     Retired since December 31,             4           None.
Trustee (3)(4)                             1997; prior thereto, senior vice
                                           president, Kemper Financial
                                           Services and treasurer, Kemper
                                           Funds.

Fred D. Hasselbring, 62,.....     1994     Retail industry, general project       4           None.
Trustee (2)(3)(4)(5)                       development and business
Lead Independent Trustee          2003     computer systems consultant;
                                           voice over specialist for
                                           industrial and institutional
                                           applications.

Kathryn A. Krueger, M.D., 46,     2003     Medical Fellow I,                      4           None.
Trustee (3)(4)                             Cardiovascular Therapeutic
                                           Area, Lilly Research
                                           Laboratories (May 2004 to
                                           present); Medical Advisor,
                                           Cardiovascular Therapeutic
                                           Area, Lilly Research
                                           Laboratories (January 2003 to
                                           April 2004); Medical Director,
                                           Cardiovascular Therapeutic
                                           Area, Lilly Research
                                           Laboratories (October 2002 to
                                           December 2002); Medical
                                           Director, Neptune Product
                                           Team, Lilly Research
                                           Laboratories (October 2001 to
                                           October 2002); Acting Director
                                           and Senior Clinical Research
                                           Physician, Lilly Research
                                           Laboratories (April 2001 to
                                           September 2001); Senior
                                           Clinical Research Physician,
                                           Lilly Research Laboratories
                                           (January 2000 to March 2001);
                                           Clinical Research Physician,
                                           Lilly Research Laboratories
                                           (June 1996 to December 1999).

                                                                              Number of
                               Year First                                   Portfolios in
Name, Position(s) with Wanger  Elected or                                   Fund Complex
  Advisors Trust and Age at   Appointed to  Principal Occupation(s) during   Overseen by      Other
       April 30, 2004            Office            Past Five Years             Trustee    Directorships
----------------------------- ------------ -------------------------------- ------------- -------------
  Patricia H. Werhane, 68,...     1998     Ruffin Professor of Business          4           None.
  Trustee (3)(4)                           Ethics, Darden Graduate School
                                           of Business Administration,
                                           University of Virginia, since
                                           1993; Co-Director of the Olsson
                                           Center for Applied Ethics,
                                           Darden Graduate School of
                                           Business Administration,
                                           University of Virginia, since
                                           September 2001; and
                                           Wicklander Chair of Business
                                           Ethics and Director of the
                                           Institute for Business and
                                           Professional Ethics, DePaul
                                           University (since September
                                           2003).

Trustee who is an interested person of Wanger Advisors Trust:

  Ralph Wanger, 69,..........     1994     Former president, chief               10         Columbia
  Trustee * (1)(2)(5)                      investment officer and portfolio                  Acorn
                                           manager, Columbia Wanger                          Trust.
                                           Asset Management, L.P.
                                           (CWAM) from July 1992 until
                                           September 29, 2003; president,
                                           Columbia Acorn Trust from
                                           April 1992 through September
                                           29, 2003; president, Wanger
                                           Advisors Trust (1994 through
                                           September 29, 2003); principal,
                                           WAM from July 1992 until
                                           September 29, 2000; president,
                                           WAM Ltd. from July 1992 to
                                           September 29, 2000; director,
                                           Wanger Investment Company
                                           plc.
Officers of Wanger Advisors Trust:

  Ben Andrews, 38,...........     2004     Analyst and portfolio manager,        10          None.
  Vice President                           CWAM since 1998; vice
                                           president, Columbia Acorn
                                           Trust.

                                                                              Number of
                               Year First                                   Portfolios in
Name, Position(s) with Wanger  Elected or                                   Fund Complex
  Advisors Trust and Age at   Appointed to  Principal Occupation(s) during   Overseen by      Other
       April 30, 2004            Office            Past Five Years             Trustee    Directorships
----------------------------- ------------ -------------------------------- ------------- -------------
J. Kevin Connaughton, 39,....     2001     Treasurer of the Columbia             10          None.
Assistant Treasurer                        Funds and of the Liberty All-
                                           Star Funds since December
                                           2000 (formerly controller of the
                                           Columbia Funds and of the
                                           Columbia All-Star Funds from
                                           February 1998 to October
                                           2000); treasurer of the Galaxy
                                           Funds since September 2002;
                                           treasurer, Columbia
                                           Management Multi-Strategy
                                           Hedge Fund, LLC since
                                           December 2002 (formerly vice
                                           president of Colonial
                                           Management Associates from
                                           February 1998 to October
                                           2000); and senior tax manager,
                                           Coopers & Lybrand, LLP from
                                           April 1996 to January 1998.

Kenneth A. Kalina, 44,.......     1995     Chief financial officer, CWAM         10          None.
Assistant Treasurer                        since April 2000; assistant
                                           treasurer, Columbia Acorn
                                           Trust; fund controller, CWAM
                                           since September 1995; director,
                                           New Americas Small Cap Fund.

Bruce H. Lauer, 46,..........     1995     Chief operating officer, CWAM         10          None.
Vice President, Secretary and              since April 1995; principal,
Treasurer                                  WAM from January 2000 to
                                           September 29, 2000; vice
                                           president, treasurer and
                                           secretary, Columbia Acorn
                                           Trust; director, Wanger
                                           Investment Company plc and
                                           New Americas Small Cap Fund.

Charles P. McQuaid, 50,......     1994     Chief investment officer of           10         Columbia
President (5)*                             CWAM since September 30,                          Acorn
                                           2003; senior vice president of                    Trust.
                                           the Trust from 1994 through
                                           September 2003; director of
                                           research, CWAM from July
                                           1992 through December 2003;
                                           principal, WAM from July 1995
                                           to September 29, 2000; trustee
                                           and president, Columbia Acorn
                                           Trust.

                                                                                Number of
                               Year First                                     Portfolios in
Name, Position(s) with Wanger  Elected or                                     Fund Complex
  Advisors Trust and Age at   Appointed to   Principal Occupation(s) during    Overseen by      Other
       April 30, 2004            Office             Past Five Years              Trustee    Directorships
----------------------------- ------------ ---------------------------------- ------------- -------------
 Robert A. Mohn, 42,.........     1997     Analyst and portfolio manager,          10           None.
 Vice President                            CWAM since August 1992;
                                           principal, WAM from 1995 to
                                           September 29, 2000; vice
                                           president, Columbia Acorn
                                           Trust.

 Todd Narter, 40,............     2001     Analyst and portfolio manager,          10           None.
 Vice President                            CWAM since June 1997; vice
                                           president, Columbia Acorn
                                           Trust.
 Christopher Olson, 39,......     2001     Analyst and portfolio manager,          10           None.
 Vice President                            CWAM since January 2001;
                                           vice president, Columbia Acorn
                                           Trust; prior thereto, director and
                                           portfolio strategy analyst with
                                           UBS Asset Management/
                                           Brinson Partners.

 Vincent P. Pietropaolo, 38,.     2001     Vice president and counsel,             10           None.
 Assistant Secretary                       Columbia Funds Group since
                                           December 1999; Associate,
                                           Morgan Lewis & Bockius,
                                           October 1998 to December
                                           1999.

 David A. Rozenson, 49,......     2003     Secretary of the Columbia               10           None.
 Chief Legal Officer                       Funds and of the Columbia All-
                                           Star Funds since December
                                           2003; senior counsel,
                                           FleetBoston Financial
                                           Corporation since January 1996;
                                           associate general counsel,
                                           Columbia Management Group
                                           since November 2002.

--------

(1)Trustee who is an "interested person" of the Trust and of CWAM, as defined in the Investment Company Act of 1940, because he is an officer of the Trust and an employee of CWAM.


(2)Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board of Trustees with certain statutory exceptions. The Executive Committee met one time during 2003.


(3)Member of the Audit Committee of the Board of Trustees, which identifies the independent accountants to be recommended to the board; meets with the independent accountants and management to review the scope and the results of the audits of the Funds' financial statements; confirms the independence of the independent accountants; reviews with the independent accountants and management the effectiveness and adequacy of the Funds' internal controls; and reviews legal and regulatory matters. The Audit Committee met five times during 2003. Mr. Duffy is chairman of the Audit Committee.


(4)Member of the Governance Committee of the Board of Trustees, which makes recommendations to the Trustees regarding committees of the Board of Trustees and committee assignments, makes recommendations to the Trustees regarding the composition of the Board of Trustees and candidates for election as non-interested Trustees, oversees the process for evaluating the functioning of the Board of Trustees, and makes recommendations to the Board of Trustees regarding the compensation of Trustees who are not affiliated with any investment adviser, administrator or distributor of the Funds. The Governance

   Committee will not consider shareholder recommendations regarding candidates for election as Trustees; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Funds. The Governance Committee met three times during 2003. Mr. Hasselbring is chairman of the Governance Committee.


(5)Member of the Trust's Valuation Committee, which determines valuations of portfolio securities held by any series of the Trust in instances as required by the valuation procedures adopted by the Board of Trustees. The Valuation Committee met eleven times during 2003. Mr. Hasselbring is chairman of the Valuation Committee. Trustees who are not members of the Valuation Committee serve as alternates.


* Effective September 30, 2003, Mr. Wanger stepped down as President of the Trust and president, chief investment officer and portfolio manager of CWAM. As of that date, Mr. McQuaid became chief investment officer of CWAM, and Mr. Wanger continues to serve as an interested Trustee of the Trust and remains affiliated with CWAM, acting in an advisory capacity. Also effective September 30, 2003, Ms. Zell stepped down as Vice President of the Trust and analyst and portfolio manager of CWAM. Ms. Zell remains affiliated with CWAM, acting in an advisory capacity.



   As noted above certain Trustees and officers of the Trust also hold positions with Columbia Wanger Asset Management, L.P. (CWAM). Certain of the Trustees and officers of the Trust are Trustees or officers of Columbia Acorn Trust, which is also managed by CWAM.



   The address for the Trustees and Officers is c/o Columbia Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Messrs. Connaughton, Pietropaolo and Rozenson, whose address is Columbia Funds Distributor, Inc., One Financial Center, Boston, MA 02111.


Compensation of Trustees


   The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity during the year ended December 31, 2003. The Trustees are paid an annual retainer plus an attendance fee for each meeting of the Board of Trustees or standing committee thereof attended. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it. None of the Trustees received any fees from any other investment companies affiliated with the Trust.



                                        Aggregate     Total
                                          Comp.     Comp. from
                Name of Trustee         from Funds Fund Complex
                ---------------         ---------- ------------
                Jerome L. Duffy*.......  $ 2,050     $ 2,050
                Fred D. Hasselbring....  $49,000     $49,000
                Dr. Kathryn A. Krueger*  $ 2,050     $ 2,050
                P. Michael Phelps**....  $39,500     $39,500
                Patricia H. Werhane....  $40,000     $40,000
                Ralph Wanger...........  $     0     $     0

--------
* Mr. Duffy and Dr. Krueger were elected as trustees effective November 24,
  2003.
**Mr. Phelps retired as a trustee effective November 24, 2003.

                            MANAGEMENT ARRANGEMENTS


   Columbia Wanger Asset Management, L.P. (CWAM) was previously named Liberty Wanger Asset Management, L.P. and its predecessor was named Wanger Asset Management, L.P. (WAM). CWAM serves as the investment adviser for the Funds and for other institutional accounts. As of December 31, 2003, CWAM had approximately $17.4 billion under management, including the Funds. CWAM changed its name from Liberty Wanger Asset Management, L.P. to its current name on October 13, 2003. CWAM is a wholly owned subsidiary of Columbia Management Group, Inc., which is an indirect wholly owned subsidiary of Bank of America Corporation. CWAM has advised and managed mutual funds, including the Funds, since 1992.



   At a meeting of the Board of Trustees held on June 3, 2003, called in part for the purpose of voting on the continuation of each Fund's Advisory Agreement with CWAM, the Advisory Agreements were continued through July 31, 2004 by the unanimous vote of the "non-interested" Trustees of the Trust voting separately. The Trustees considered information about, among other things: (1) CWAM and its respective personnel, resources and investment process; (2) the terms of the Advisory Agreements; (3) the nature and quality of services provided by CWAM;
(4) the investment performance of each Fund and of similar funds managed by other advisers; (5) the profitability to CWAM of its relationship with the Funds; (6) fall-out benefits from that relationship; (7) compensation payable by the Funds to affiliates of the Adviser for other services; (8) economies of scale; and (9) comparative fees and expense ratios. The Trustees also considered the terms of an agreement between the Trust and Fleet National Bank the former parent company of CWAM prior to its acquisition by Bank of America Corporation (the "Fleet Agreement") in which Fleet agreed that through July 31, 2004, except as otherwise authorized by the Trustees, it would: (1) preserve the autonomy of the Trust; (2) preserve the independence of CWAM, including its investment philosophy and approach to investment operations, research and talent; (3) allow CWAM considerable latitude to recruit and compensate (on competitive terms) investment management personnel; (4) not interfere with CWAM's relationships with regional brokers unless regulatory or compliance concerns dictate and permit CWAM to continue to allocate the commissions and soft dollar payments as it has in the past; and (5) maintain the trading desk at CWAM for domestic and international trading activities.



   Each Advisory Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund, and
(2) a majority of the Trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or CWAM upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.



   CWAM, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund's Advisory Agreement and pays all compensation of the Trustees, officers and employees who are employees of CWAM.



   Each Fund's Advisory Agreement provides that neither CWAM nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error or judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by CWAM of its duties under the Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of CWAM in the performance of its duties or from reckless disregard by CWAM of its obligations and duties under the Advisory Agreement.



   Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay Columbia Funds Services, Inc. (CFS) a monthly fee based on specified transactions on a per account basis. The address of CFS is One Financial Center, Boston, Massachusetts 02111.

                          TRUST CHARGES AND EXPENSES

Management Fees:


   Each Fund pays CWAM an annual advisory fee based on the following schedule. Fees are computed and accrued daily and paid monthly. During each year in the three-year period ended December 31, 2003, pursuant to the Advisory Agreements, each Fund paid CWAM management fees as follows:



                                                                          Annual Fee Rate
                                  2003       2002       2001    (as a percent of average net assets)
                               ---------- ---------- ---------- ------------------------------------
Wanger U.S. Smaller Companies  $5,627,621 $4,624,010 $4,127,294   First $100 million: 1.00%
                                                                  $100 million to $250 mill:
                                                                  0.95%
                                                                  In excess of $250 million: 0.90%

Wanger International Small Cap  3,279,805  2,867,268  3,083,791   First $100 million: 1.30%
                                                                  $100 million to $250 mill:
                                                                  1.20%
                                                                  In excess of $250 million: 1.10%

Wanger Select                                                     0.95% on all assets
  Gross advisory fee              355,065    227,389    153,808

Wanger International Select                                       1.00% on all assets
  Gross advisory fee              172,540    150,207    160,523
 Exp. Reimb.                       16,227     14,574          0
                               ---------- ---------- ----------
 Net advisory fee                 156,313    135,633    160,523


Expense Limitation:


   CWAM has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage and extraordinary expenses of the Funds as follows:



                        Fund                  Expenses Exceeding
                        ----                  ------------------
           Wanger U.S. Smaller Companies. 2.00% of average net assets
           Wanger International Small Cap 2.00% of average net assets
           Wanger Select................. 1.35% of average net assets
           Wanger International Select... 1.45% of average net assets



   Each of the above expense limitations will terminate on April 30, 2005.


                                  UNDERWRITER


   CFD, One Financial Center, Boston, MA 02111, serves as the principal underwriter of the Trust. CFD is a subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of Bank of America Corporation. Like CFD, the address for Columbia Management Group, Inc. is One Financial Center, Boston, MA 02111. The Underwriting Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the Trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party. Shares of the Funds are offered for sale on a continuous basis through CFD on a best efforts basis without any sales commission or charges to the Funds or Life Companies or retirement plans purchasing Fund shares. However, each VA contract and VLI policy imposes its own charges and fees on owners of VA contracts and VLI policies, and retirement plans and may impose such charges on participants in a retirement plan.

                                CODES OF ETHICS


   The Funds, CWAM and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                      CUSTODIAN AND FUND ACCOUNTING AGENT

   State Street Bank and Trust Company (the Bank), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian and fund accounting agent for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of the Bank's Global Custody Network and foreign depositories (foreign sub-custodians).

   With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

   The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                            PORTFOLIO TRANSACTIONS


   CWAM places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds. CWAM's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include CWAM's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; CWAM's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and CWAM's knowledge of actual or apparent operation problems of any broker or dealer.



   Recognizing the value of these factors, CWAM may cause a Fund to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. CWAM has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for the Funds. CWAM has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by CWAM. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by CWAM's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by CWAM, and reports are made annually to the Board of Trustees.



   CWAM maintains and periodically updates a list of approved brokers and dealers which, in CWAM's judgment, are generally capable of providing best price and execution and are financially stable. CWAM's traders are directed to use only brokers and dealers on the approved list.



   CWAM may place trades for the Funds through affiliates of CWAM pursuant to procedures adopted by the Board of Trustees. The Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.



Investment Research Products and Services Furnished by Brokers and Dealers



   CWAM engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return for directing trades for the Funds to those firms. In effect, CWAM is using the commission dollars generated from the Funds to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice.



   CWAM has a duty to seek the best combination of net price and execution. CWAM faces a potential conflict of interest with this duty when it uses Fund trades to obtain soft dollar products. This conflict exists because CWAM is able to use the soft dollar products in managing its Funds without paying cash ("hard dollars") for the product. This reduces CWAM's expenses.



   Moreover, under a provision of the federal securities laws applicable to soft dollars, CWAM is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Funds that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those Funds are cross subsidizing CWAM's management of the other Funds that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult if not impossible to document, CWAM believes that over time most, if not all, Funds benefit from soft dollar products such that cross subsidizations even out.



   CWAM attempts to reduce or eliminate this conflict by directing Fund trades for soft dollar products only if CWAM concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors CWAM considers in determining whether a particular broker is capable of providing the best net price and execution. CWAM may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.



   CWAM acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and (ii) other products created by third parties that are supplied to CWAM through the broker-dealer firm executing the trade.



   Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. CWAM's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, CWAM develops target levels of commission dollars on a firm-by-firm basis. CWAM attempts to direct trades to each firm to meet these targets.



   CWAM also uses soft dollars to acquire products created by third parties that are supplied to CWAM through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:


  . Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

  . Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

  . Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

  . Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

  . Fundamental Industry Analysis--industry-specific fundamental investment research.

  . Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

   Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.


   Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. CWAM evaluates each product to determine a cash ("hard dollars") value of the product to CWAM. CWAM then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to CWAM. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. CWAM attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, CWAM will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)



   The targets that CWAM establishes for both proprietary and for third party research products typically will reflect discussions that CWAM has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and CWAM does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, CWAM makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. CWAM will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. CWAM generally will carry over target shortages and excesses to the next year's target. CWAM believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since CWAM can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by CWAM. CWAM may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, CWAM will enter into a license to use the software from the vendor.)



   CWAM also receives company-specific research for soft dollars from independent research organizations that are not brokers.

   In certain cases, CWAM may use soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, CWAM makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by firm personnel for research and non-research uses. CWAM pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.



   Consistent with industry practice, CWAM does not require that the Fund that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Funds. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.



   In certain cases, CWAM will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides CWAM with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. CWAM may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. CWAM has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by CWAM.



   As stated above, CWAM's overriding objective in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution. Except as described in the next following sentence, neither the Trust nor any Fund nor CWAM has entered into any agreement with, or made any commitment to, any unaffiliated broker-dealer which would bind CWAM, the Trust or any Fund to compensate any such broker-dealer, directly or indirectly, for sales of VA contracts or VLI policies. CWAM has entered into arrangements with sponsors of programs for the sale of VA contracts or VLI policies issued by participating insurance companies which are not affiliates of CWAM pursuant to which CWAM pays the sponsor from CWAM's fee for managing the Funds an amount in respect of the Funds' assets allocable to the Fund shares held in separate accounts of such unaffiliated participating insurance companies in respect of VA contracts issued by such entities and sold through such arrangements. CWAM does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker-dealers in recognition of such sales of VA contracts or VLI policies.



   The Trust's purchases and sales of securities not traded on securities exchanges generally are placed by CWAM with market makers for these securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in prices paid to underwriters of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund's purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. CWAM may also transact purchases of some portfolio securities directly with the issuers.



   With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, CWAM may also consider the part, if any, played by the broker or dealer in bringing the security involved to CWAM's attention, including investment research related to the security and provided to the Fund.

   The table below shows information on brokerage commissions paid by each of the Funds during the periods indicated.


                                              Wanger
                                               U.S.       Wanger                Wanger
                                              Smaller  International Wanger  International
                                             Companies   Small Cap   Select     Select
                                             --------- ------------- ------- -------------
Total brokerage commissions paid during 2003 $537,637    $742,706    $57,684    $58,972
Total brokerage commissions paid during 2002 $665,973    $730,911    $46,955    $83,005
Total brokerage commissions paid during 2001 $322,556    $771,292    $40,359    $60,781



   Brokerage commissions paid by U.S. Smaller Companies in 2002 generally increased from prior years as the structure of over-the-counter Nasdaq trades changed. Nasdaq eliminated principal (Net) trades and all trades are now done on an agency basis.






                                NET ASSET VALUE

   The net asset value of the shares of each of the Funds is determined by dividing the total assets of each Fund, less all liabilities (including accrued expenses), by the total number of shares outstanding.

   The proceeds received by each Fund for each purchase or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust.

                                     TAXES

   Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986
(Code). As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, that Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies. If a Fund were to fail to qualify under Subchapter M, it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and realized capital gains that would otherwise be available for distribution to Fund shareholders.

   Among the conditions for qualification and avoidance of taxation at the Trust or Fund level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

   Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be participating insurance companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts, and certain retirement plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy. The plan documents (including the summary plan description) for the retirement plan discuss the taxation of retirement plans and the participants therein.

   Each Fund intends to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the participating insurance companies offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

   The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which control of the investments of a segregated asset account by an owner of a variable insurance contract may cause such owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

   The Trust therefore may find it necessary, and reserves the right, to take action to assure that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

   To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of tax or exemption from tax on such income. Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

   It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

   The Funds will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with VA contracts, VLI policies and/or retirement plans.

   The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                            INVESTMENT PERFORMANCE

   Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period (including dividends reinvested) by the value of the share at the beginning of the period and subtracting one.



   The Funds' total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the participating insurance companies, or expenses imposed by retirement plans.

   Funds that have been in operation at least three years may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

   Beta. Beta is the volatility of a fund's total return relative to the movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

   R-squared. R-squared reflects the percentage of a fund's price movements that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

   Alpha. Alpha is a measure used to discuss a fund's relative performance. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

   Standard deviation. Standard deviation quantifies the volatility in the returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three or five year period using monthly returns and modified to present an annualized standard deviation.

   Sharpe ratio. A fund's Sharpe ratio quantifies its total return in excess of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.


   Beta and R-squared are calculated by performing a least squares linear regression using five years of monthly total return figures for each of U.S. Smaller Companies and International Small Cap and their respective benchmarks, and using three years of monthly total return figures for each of Wanger Select and Wanger International Select and their respective benchmarks. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.


                              RECORD SHAREHOLDERS

   All the shares of the Funds are held of record by sub-accounts of separate accounts of participating insurance companies on behalf of the owners of VLI policies and VA contracts, or by retirement plans on behalf of the participants therein. At all meetings of shareholders of the Funds each participating insurance company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held, and each retirement plan will vote the shares held of record by participants in the retirement plans only in accordance with the instructions received from the participants on behalf of whom such shares are held. All such shares as to which no instructions are received will be voted in the same proportion as shares as to which instructions are received. Accordingly, each participating insurance company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts, and each retirement plan disclaims beneficial ownership of the shares of the Funds held of record by its participants.


   The following table shows the dollar range of equity securities of the Funds "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each Trustee as of December 31, 2003:



                                                                              Aggregate Dollar Range
                                                                              of Equity Securities in
                                                                              All Registered
                                                                              Investment Companies
                                                    Dollar Range of           Overseen by Trustee in
                                                    Equity Securities in      Family of Investment
Name of Trustee           Name of Fund              each Fund                 Companies
---------------           ------------              --------------------      -----------------------
Trustees who are not interested persons of Wanger Advisors Trust:

Jerome L. Duffy.......... Wanger U.S. Smaller                                 $1-$10,000
                          Companies                 $1-$10,000
                          Wanger International
                          Small Cap                 $1-$10,000
                          Wanger Select             None
                          Wanger International
                          Select                    None

Fred D. Hasselbring...... Wanger U.S. Smaller                                 None
                          Companies                 None
                          Wanger International
                          Small Cap                 None
                          Wanger Select             None
                          Wanger International
                          Select                    None

                                                                                 Aggregate Dollar Range
                                                                                 of Equity Securities in
                                                                                 All Registered
                                                                                 Investment Companies
                                                      Dollar Range of            Overseen by Trustee in
                                                      Equity Securities in       Family of Investment
Name of Trustee            Name of Fund               each Fund                  Companies
---------------            ------------               --------------------       -----------------------
Dr. Kathryn A. Krueger.... Wanger U.S. Smaller                                   None
                           Companies                  None
                           Wanger International
                           Small Cap                  None
                           Wanger Select              None
                           Wanger International
                           Select                     None

Patricia H. Werhane....... Wanger U.S. Smaller                                   None
                           Companies                  None
                           Wanger International
                           Small Cap                  None
                           Wanger Select              None
                           Wanger International
                           Select                     None

Trustee who is an interested person of Wanger Advisors Trust:

Ralph Wanger.............. Wanger U.S. Smaller
                           Companies                  over $100,000              over $100,000
                           Wanger International
                           Small Cap                  over $100,000
                           Wanger Select              over $100,000
                           Wanger International
                           Select                     over $100,000



   At March 31, 2004, the Trustees and officers as a group owned beneficially less than 1% of the outstanding shares of U.S. Smaller Companies and International Small Cap.* At March 31, 2004, the Trustees and officers as a group owned beneficially [4.6%] of the outstanding shares of Wanger Select and [6.5%] of the outstanding shares of Wanger International Select.* At March 31, 2004, Mr. Wanger, 227 W. Monroe Street, Suite 3000, Chicago, IL 60606, beneficially owned [5.1%] of the outstanding shares of Wanger International Select. At March 31, 2004, Phoenix Home Life Mutual Insurance Company (and its affiliates), One American Row, Hartford, Connecticut 06102-5056, was the record holder of approximately 44% of the outstanding shares of International Small Cap, approximately 36% of the outstanding shares of U.S. Smaller Companies, approximately 50% of the outstanding shares of Wanger Select and approximately 73% of the outstanding shares of Wanger International Select all of which are beneficially owned by variable contract owners. At March 31, 2004, IDS Life, 1IT, IDS Tower 10, T11/229, Minneapolis, Minnesota 55440, was the record holder of approximately 48% of the outstanding shares of U.S. Smaller Companies and approximately 44% of the outstanding shares of International Small Cap, all of which are owned by variable contract owners. At March 31, 2004, Sun Life Assurance Company, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, was the record holder of approximately 6% of the outstanding shares of Wanger U.S. Smaller Companies, approximately 39% of the outstanding shares of Wanger Select and approximately 24% of the outstanding shares of Wanger International Select. At March 31, 2004, Keyport Life Insurance Company (and its affiliates), 125 High Street, Boston, Massachusetts 02110, was the record holder of approximately 6% of the outstanding shares of Wanger Select, all of which are owned by

--------
* These percentages also include shares held under variable insurance contracts owned by Mr. Duffy, Mr. McQuaid and Mr. Wanger, which shares are also reported under the names of the contract issuers.

variable contract owners. As of March 31, 2004, none of the independent Trustees owned beneficially or of record any shares of CWAM or CFD, or of any person directly or indirectly controlling, controlled by, or under common control with CWAM or CFD.



                       ANTI-MONEY LAUNDERING COMPLIANCE



   The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.



                             PROXY VOTING POLICIES



   The Funds have delegated to CWAM the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to CWAM, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by CWAM. These included the procedures that CWAM follows when a vote presents a conflict between the interests of the Funds and their shareholders and CWAM, its affiliates, its other clients or other persons. CWAM's policy is to vote all proxies for Fund securities in a manner considered by CWAM to be in the best interest of the Funds and their shareholders without regard to any benefit to CWAM, its affiliates, its other clients or other persons. CWAM examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. CWAM also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. CWAM determines the best interest of the Funds in light of the potential economic return on the Funds' investment. CWAM addresses potential material conflicts of interest by having predetermined voting guidelines and by having each individual stock analyst review and vote each proxy for the stocks that he or she follows. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, CWAM's Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to CWAM, its affiliates, its other clients or other persons. CWAM's Proxy Committee is composed of representatives of CWAM's equity investments, equity research and compliance functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on an annual basis, CWAM's proxy voting policies to ensure consistency with internal policies and legal and regulatory requirements, and to develop additional predetermined voting guidelines to assist in the review of proxy proposals. The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest. CWAM has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services. In accordance with SEC regulations, the Trust's proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.

                             INDEPENDENT AUDITORS


   The independent auditors audit and report on the annual financial statements and provide tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements of the Trust and reports of independent auditors appearing in the December 31, 2003, annual report of the Trust are incorporated in this SAI by reference.

                                  APPENDIX A

                     INVESTMENT TECHNIQUES AND SECURITIES

COMMON STOCKS

   The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives a Fund the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

DIVERSIFICATION


   Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because Wanger Select is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of Wanger Select can be expected to fluctuate more than that of a broadly diversified fund investing in similar securities. Because Wanger Select is non-diversified, it is not subject to the limitations under the 1940 Act on the percentage of its assets that it may invest in any one issuer. Wanger Select, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized in "Investment Restrictions") and Section 817(h) of the Code (see "Taxes").



   Although Wanger International Select was previously registered as a non-diversified fund, its investments remained diversified through February 1, 2002 (three years after it began operations). As a result, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified fund. Wanger International Select will not be able to become non-diversified unless it seeks and obtains the approval of the holders of a "majority of its outstanding voting securities," as defined in the 1940 Act.


FOREIGN SECURITIES


   Each Fund may invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Under normal circumstances, Wanger International Select invests at least 80% of its net assets (plus any borrowings for investment purposes), and International Small Cap invests at least 65% of its total assets, in each case taken at market value, in foreign securities; Wanger Select's investments in foreign securities are limited to not more than 15% of its total assets. U.S. Smaller Companies may invest up to 35% of its total assets in foreign securities, but the Fund does not have a present intention of investing more than 5% of its assets in foreign securities.



   Wanger International Select invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group (IFC). "Emerging markets" as used by the Funds include markets designated "frontier markets" by the IFC. Wanger International Select does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

   The securities markets of emerging markets are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation of emerging markets of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.


   Wanger Select usually limits its investments in foreign companies to those whose operations are primarily in the U.S.


   The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in sponsored or unsponsored depositary receipts. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

   The Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

   The investment performance of a Fund that invests in securities of foreign issuers is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions," below.)

   Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign subcustodial arrangements. In addition, the costs of investing in foreign securities are higher than the costs of investing in U.S. securities.

   Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social, or diplomatic developments that could affect investment in these nations.

CURRENCY EXCHANGE TRANSACTIONS

   Each of the Funds may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. The Funds also may buy and sell currency futures contracts and options thereon for such hedging purposes.

   A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

   A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

   For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

   When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

   The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

   It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

   Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS


   The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical, because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policies that, under normal conditions, U.S. Smaller Companies will not invest more than 35% of its total assets in foreign securities, Wanger Select will not invest more than 15% of its total assets in foreign securities, International Small Cap will generally invest at least 65% of its total assets in foreign securities and Wanger International Select will invest at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities.


OPTIONS, FUTURES AND OTHER DERIVATIVES

   Each Fund may purchase and write both call options and put options on securities, indexes and foreign currencies, and enter into interest rate, index and foreign currency futures contracts and options on such futures contracts (futures options) in order to achieve its investment objective, to provide additional revenue, or to hedge against changes in security prices, interest rates or currency exchange rates. A Fund also may use other types of options, futures contracts, futures options, and other types of forward or investment contracts linked to individual securities, interest rates, foreign currencies, indices or other benchmarks (derivative products) currently traded or subsequently developed and traded, provided the Trustees determine that their use is consistent with the Fund's investment objective.

Options

   A Fund may purchase and write both put and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. A Fund also may purchase agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer that the Fund might buy as a temporary defensive measure.

   An option on a security (or index or foreign currency) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index or a specified quantity of the foreign currency) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain other economic indicators.)

   A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian).

   If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

   Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

   A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until expiration.

   A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

OTC Derivatives

   The Funds may buy and sell over-the-counter (OTC) derivatives (derivatives not traded on exchanges). Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

  Risks Associated with Options

   There are several risks associated with transactions in options. For example, there are significant differences between the securities and the currency markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

   There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security or a foreign currency, it would not be able to sell the underlying security or currency unless the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from appreciation of the currency covering the call.

   If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's portfolio securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts

   A Fund may use interest rate, index and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, the cash value of an index/5/ or a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Stock Index, the Value Line Composite Index and the New York Stock Exchange Composite Index), certain financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes and Eurodollar certificates of deposit) and foreign currencies. Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

   A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

   To the extent required by regulatory authorities having jurisdiction over a Fund, such Fund will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices or anticipated changes in interest rates or currency exchange rates which might adversely affect either the value of the Fund's securities or
--------
/5/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to stock price and interest rate and currency fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

   A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity or quoted on an automated quotation system.


   The success of any futures transaction depends on CWAM correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, CWAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


   When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (initial margin). The margin required for a futures contract is set by the exchange on which the contact is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

   The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

   Although some futures contracts call for making or taking delivery of the underlying property, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying property and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

  Risks Associated with Futures

   There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and the currency markets and the futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities or currencies, including technical influences in futures and futures options trading and differences between the Fund's investments being hedged and the securities or currencies underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected security price, interest rate or currency exchange rate trends.

   Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

   There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant long-term trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

   A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/6/ would exceed 5% of the Fund's total assets.

   When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

   A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

   In order to comply with Commodity Futures Trading Commission (CFTC) Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or,
--------
/6/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

   If a Fund exercises a call or put option it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

   If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

   Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

   If a Fund writes an equity call option/7/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

   A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

   For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (year-end mark-to-market). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a
Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.
--------
/7/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 Stock Index).

   If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

   In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options and futures contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

Swap Agreements


   A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if CWAM determines it is consistent with its investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.


   A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase the Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.


   The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. CWAM expects to be able to eliminate each Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.


   Each Fund will segregate its assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accumulated obligations under the agreement.

Short Sales Against the Box

   Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by their investment restrictions, the Funds do not currently intend to sell securities short.

   In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

   Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. A Fund will incur transaction costs in connection with short sales.

   In addition to enabling a Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

   The Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

DEBT SECURITIES

   The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investor Services, Inc. (Moody's), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of each Fund's assets that may be invested in debt securities in a particular ratings category. No Fund intends to invest more than 20% of its total assets in debt securities nor more than 5% of its total assets in securities rated at or lower than the lowest investment grade.

   Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

   Medium- and lower-quality debt securities may be less marketable than higher quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.


   A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CWAM believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.


   The following is a description of the characteristics of ratings used by Moody's and S&P.

Moody's Ratings

   Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

   Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

   A--Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

   C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P Ratings

   AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

   AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitments.

   BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

REPURCHASE AGREEMENTS


   Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds will enter into repurchase agreements only with banks and dealers CWAM believes present minimal credit risks in accordance with guidelines approved by the Board of Trustees. CWAM will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, CWAM's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.


"WHEN-ISSUED" SECURITIES AND COMMITMENT AGREEMENTS; REVERSE REPURCHASE
AGREEMENTS

   Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis.

   When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. However, yields available in the market when delivery takes place may be higher than the yields on securities to be delivered. When the Funds engage in when-issued and delayed-delivery transactions, the Funds rely on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Funds missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Funds until they receive payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained with the Trust's custodian until payment is made and will not be available to meet redemption requests. When-issued and delayed-delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Funds do not accrue any income on such securities prior to their delivery. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage.

   A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

   At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by its custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

TEMPORARY STRATEGIES


   The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, CWAM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, each Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.


   In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

ILLIQUID AND RESTRICTED SECURITIES

   No Fund may invest in illiquid securities, including restricted securities and OTC derivatives, if as a result, they would comprise more than 15% of the value of its net assets. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value.

   Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the Board of Trustees or its delegate.

   Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by a Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities

Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities will be priced at a fair value as determined in good faith by the Board of Trustees or its delegate. None of the Funds will invest more than 15% of its total assets (valued at the time of investment) in restricted securities.


   Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. CWAM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of the value of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination CWAM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, CWAM could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


LINE OF CREDIT

   The Trust maintains a line of credit with a group of banks to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to the Funds' restrictions on borrowing under "Investment Restrictions," above.

                                     PART C

Item 22.      Exhibits

              Exhibits:

     a.       Agreement and Declaration of Trust. (3)

     b.       By-laws, as amended effective September 29, 2000. (12)

     c.1.     Specimen Share Certificate - Wanger U.S. Small Cap. (1)

     c.2.     Specimen Share Certificate - Wanger International Small Cap. (2)

     d. Investment Advisory Agreement between Wanger Advisors Trust (on behalf of Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty and Wanger Foreign Forty) and Liberty Wanger Asset Management, L.P., dated November 1, 2001. (14)

     e. Underwriting Agreement between Wanger Advisors Trust and Liberty Funds Distributor, Inc. dated November 1, 2001. (14)

     f.       None.

     g.1. Custodian Contract between Wanger Advisors Trust and State Street Bank and Trust Company. (4)

     g.2. Letter Agreement between Wanger Advisors Trust and State Street Bank and Trust Company applying Custodian Contract to Wanger Twenty and Wanger Foreign Forty. (11)

     g.3. Amendment to Custodian Contract between Wanger Advisors Trust and State Street Bank and Trust Company dated December 5, 2000.
              (13)

     h.1. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Phoenix Home Life Mutual Insurance Company dated April 18, 1995 (exhibit 9(a)(1) to post-effective amendment No. 2) (2) (amendment dated December 16, 1996) (exhibit 9(a)(1) to post-effective amendment No. 3). (6)

     h.2. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and PHL Variable Insurance Company dated February 23, 1995 (exhibit 9(a)(2) to post-effective amendment No. 2) (2) (amendment dated December 16, 1996) (exhibit 9(a)(2) to post-effective amendment No. 3). (7)

     h.3. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated May 19, 1995 (exhibit 9(a)(3) to post-effective amendment

               No.(2) (2) (amendment dated December 16, 1996) (exhibit 9(a)(3) to post-effective amendment No. 3). (8)

      h.4. Participation Agreement between Wanger Advisors Trust and First Providian Life and Health Insurance Company dated November 15, 1996, and Amendment No. 1 dated December 16, 1996. (9)

      h.5. Participation Agreement between Wanger Advisors Trust and SAFECO Life Insurance Company dated September 27, 1995 and Form of Amendment No. 1 dated December 18, 1996. (10)

      h.6. Shareholders' Servicing and Transfer Agent Agreement between Wanger Advisors Trust and Liberty Funds Services, Inc. dated September 29, 2000. (13)

      h.7. Participation Agreement between Wanger Advisors Trust and Keyport Benefit Life Insurance Company dated September 29, 2000.
               (13)

      h.8. Participation Agreement between Wanger Advisors Trust and Keyport Life Insurance Company dated September 29, 2000. (13)

      h.9. Participation Agreement between Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company dated August 30, 1999. (14)

      h.10. Participation Agreement between Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company dated August 30, 1999. (14)

      h.11. Participation Agreement between Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999. (14)

      h.12. Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) dated April 1, 2002. (14)

      h.13. Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated as of May 1, 2002. (15)

      h.14. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and
               Transamerica Life Insurance Company dated as of December 1, 2002.
               (15)

      h.15 Amendment No.2 to the Participation Agreement between Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated as of December 1, 2002.

      h.16 Participation Agreement between Wanger Advisors Trust, Columbia Funds Distributor, Inc. and Transamerica Financial Life Insurance Company dated as of May 1, 2004.

      h.17 Letter agreement between Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. dated as of May 1, 2003.

      i.       Consent of Bell, Boyd & Lloyd LLC.

      j.       Consent of Independent Auditors.

      k.       None.

      l.       Subscription Agreement. (5)

      m.       None.

      n.       None.

      p.1.     Code of Ethics, as amended September 29, 2000. (13)

      p.2. Code of Ethics for Non-Interested Board Members, as amended June 5, 2001. (14)

      p.3. Code of Ethics of Liberty Funds Distributor, Inc., the principal underwriter of the Funds. (15)
______________________

1. Incorporated by reference to exhibit 4(a) filed with post-effective amendment no. 1 to Registrant's registration statement on form N-1A, Securities Act registration no. 33-83548 (the "Registration Statement") filed on August 25, 1995.

2. Incorporated by reference to exhibit 4(b) filed with post-effective amendment no. 1 to the Registration Statement filed on August 25, 1995.

3. Incorporated by reference to exhibit 1 filed with post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

4. Incorporated by reference to exhibit 8(a) filed with post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

5. Incorporated by reference to exhibit 13 filed with post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

6. Incorporated by reference to exhibit 9(a)(1) filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

7. Incorporated by reference to exhibit 9(a)(2) filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

8. Incorporated by reference to exhibit 9(a)(3) filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

9. Incorporated by reference to exhibit 9(a)(4) filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

10. Incorporated by reference to exhibit 9(a)(5) filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

11. Incorporated by reference to exhibit g.2 filed with post-effective amendment no. 8 to the Registration Statement filed February 26, 1999.

12. Incorporated by reference to exhibit b.2 filed with post-effective amendment no. 12 to the Registration Statement filed September 29, 2000.

13. Incorporated by reference to the exhibit of the same number filed in post-effective amendment no. 13 to the Registration Statement filed April 25, 2001.

14. Incorporated by reference to the exhibit of the same number filed in post-effective amendment no. 14 to the Registration Statement filed April 10, 2002.

15. Incorporated by reference to the exhibit of the same number filed in post-effective amendment no. 14 to the Registration Statement filed April 10, 2003.

Item 23. Persons Controlled by or Under Common Control with Registrant

     The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Trust Management Organizations" and in the Statement of Additional Information under the caption "Management Arrangements" is incorporated by reference.

Item 24. Indemnification

     Article VIII of the Agreement and Declaration of Trust of the Registrant (Exhibit a included herein) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 25. Business and Other Connections of Investment Adviser

     The information in the prospectus under the caption "Trust Management Organizations" is incorporated by reference. Neither Columbia Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 26. Principal Underwriter

     (a) Columbia Funds Distributor, Inc. ("CFDI"), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.

     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

 Name and Principal       Positions and Offices with       Positions and Offices
  Business Address*               Underwriter                 with Registrant

Ahmed, Yakob               Vice President                           None

Aldi, Andrew               Vice President                           None

Anderson, Judith           Vice President                           None

Antone, Lewis E.           Vice President and Clerk          Assistant Secretary

Ash, James                 Vice President                           None

Babbitt, Debra             Senior Vice President and                None
                           Compensation Officer

Banks, Keith               Director                                 None

Ballou, Rick               Senior Vice President                    None

Bartlett, John             Managing Director                        None

Blumenfeld, Alexander      Vice President                           None

Bozek, James               Senior Vice President                    None

Brown, Beth                Senior Vice President                    None

Claiborne, Doug            Senior Vice President                    None

Climer, Quentin            Vice President                           None

Conley, Brook              Vice President                           None

Cook, Edward               Vice President                           None

Denny, Jeffrey             Vice President                           None

Desilets, Marian           Vice President                    Assistant Secretary

Devaney, James             Senior Vice President                    None

DiMaio, Stephen            Vice President                           None

Doyle, Matthew             Vice President                           None

Emerson, Kim P.            Senior Vice President                    None

Evans, C. Frazier          Managing Director                        None

Feldman, David             Managing Director                        None

 Name and Principal       Positions and Offices with       Positions and Offices
  Business Address*               Underwriter                 with Registrant

Feloney, Joseph             Senior Vice President                    None

Ferullo, Jeanne             Vice President                           None

Fisher, James               Vice President                           None

Ford, David                 Vice President                           None

Froude, Don                 Director and President                   None

Gentile, Russell            Vice President                           None

Goldberg, Matthew           Senior Vice President                    None

Grace, Anthony              Vice President                           None

Gubala, Jeffrey             Vice President                           None

Guenard, Brian              Vice President                           None

Helwig, Kevin               Vice President                           None

Hodgkins, Joseph            Senior Vice President                    None

Iudice, Jr., Philip         Treasurer and Chief                      None
                            Financial Officer

Jarstfer, Marlys            Vice President                           None

Jones, Cynthia              Vice President                           None

Kelley, Terry M.            Vice President                           None

Lynch, Andrew               Managing Director                        None

Lynn, Jerry                 Vice President                           None

Marcelonis, Sheila          Vice President                           None

Martin, Peter               Senior Vice President                    None

McCombs, Gregory            Senior Vice President                    None

Menchin, Catherine          Senior Vice President                    None

Miller, Anthony             Vice President                           None

Name and Principal       Positions and Offices with       Positions and Offices
 Business Address*               Underwriter                 with Registrant

Miller, Greg                Vice President                         None

Moberly, Ann R.             Senior Vice President                  None

Morse, Jonathan             Vice President                         None

Nickodemus, Paul            Vice President                         None

Owen, Stephanie             Vice President                         None

Penitsch, Marilyn           Vice President                         None

Piken, Keith                Senior Vice President                  None

Ratto, Gregory              Vice President                         None

Reed, Christopher B.        Senior Vice President                  None

Ross, Gary                  Senior Vice President                  None

Schug, Derek                Vice President                         None

Schulman, David             Senior Vice President                  None

Scully-Power, Adam          Vice President                         None

Sellers, Gregory            Vice President                         None

Shea, Terence               Vice President                         None

Sideropoulos, Lou           Senior Vice President                  None

Sinatra, Peter              Vice President                         None

Sprieck, Susan              Vice President                         None

Studer, Eric                Senior Vice President                  None

Sullivan, Paul              Vice President                         None

Waldron, Thomas             Vice President                         None

Walsh, Brian                Vice President                         None

Name and Principal       Positions and Offices with       Positions and Offices
 Business Address*               Underwriter                 with Registrant

Wess, Valerie               Senior Vice President                  None

Yates, Susan                Vice President                         None

___________________________
*The principal business address of each officer of Columbia Funds Distributor, Inc. is One Financial Center, Boston, MA 02111.

Item 27. Location of Accounts and Records

           Bruce H. Lauer, Vice President, Secretary and Treasurer Wanger Advisors Trust
           227 West Monroe Street, Suite 3000
           Chicago, Illinois 60606

     Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained at the main office of Registrant's transfer agent, Columbia Funds Services, Inc., located at One Financial Center, Boston, MA 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, Quincy, MA 02171.

Item 28. Management Services

           Not applicable.

Item 29. Undertakings

           Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in Chicago, Illinois on April 20, 2004.

                                            WANGER ADVISORS TRUST

                                            By:  /s/ Charles P. McQuaid
                                                 --------------------------
                                                 Charles P. McQuaid, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

    Name                               Title                             Date

/s/ Jerome L. Duffy               Trustee                   )
------------------------------                              )
Jerome L. Duffy                                             )
                                                            )
/s/ Fred D. Hasselbring           Trustee                   )
------------------------------                              )
Fred D. Hasselbring                                         )
                                                            )
/s/Kathryn A. Krueger             Trustee                   )
------------------------------                              )
Kathryn A. Krueger                                          )   April 20, 2004
                                                            )
/s/ Patricia H. Werhane           Trustee                   )
------------------------------                              )
Patricia H. Werhane                                         )
                                                            )
/s/ Ralph Wanger                  Trustee                   )
------------------------------                              )
Ralph Wanger                                                )
                                                            )
/s/ Charles P. McQuaid            President                 )
------------------------------    (principal executive      )
Charles P. McQuaid                officer)                  )
                                                            )
/s/ Bruce H. Lauer                Treasurer (principal      )
------------------------------    financial and accounting  )
Bruce H. Lauer                    officer)                  )

                   Index of Exhibits Filed with this Amendment

Exhibit
Number                   Exhibit

h.15. Amendment No.2 to the Participation Agreement between Wanger Advisors Trust, Liberty Funds
            Distributor, Inc. and Transamerica Life
            Insurance Company dated as of December 1, 2002.

h.16.       Participation Agreement between Wanger Advisors
            Trust, Columbia Funds Distributor, Inc. and
            Transamerica Financial Life Insurance Company dated as of May 1, 2004.

h.17 Letter agreement between Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. dated as of May 1, 2003.

i.          Consent of Bell Boyd & Lloyd LLC.

j.          Consent of Independent Auditors.